Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Feb. 25, 2025	Dec. 03, 2024	Sep. 03, 2024	Jun. 05, 2024	Mar. 19, 2024	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares (in USD per share)		$ 0.30	$ 0.25	$ 0.25	$ 0.25
Total dividend amount		$ 7,749	$ 6,466	$ 6,466	$ 6,466	$ 27,147
Regular dividend declared
Disclosure of non-adjusting events after reporting period [line items]
Regular dividends declared (in USD per share)	$ 0.30